13. EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2020
Equity Components
Schedule of earnings (loss) per share

As of December 31, 2020, 2019 and 2018, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2020	12.31.2019	12.31.2018
Earning for continuing operations attributable to the equity holders of the Company	132	594	85
Weighted average amount of outstanding shares	40	48	52
Basic and diluted earnings per share	3.30	12.38	1.63

(Loss) Earning for discontinued operations attributable to the equity holders of the Company	(499)	98	139
Weighted average amount of outstanding shares	40	48	52
Basic and diluted (loss) earnings per share from discontinued operations	(12.48)	2.04	2.68

(Loss) earning attributable to the equity holders of the Company	(367)	692	224
Weighted average amount of outstanding shares	40	48	52
Basic and diluted (loss) earnings per share	(9.18)	14.42	4.31